Note 6 - Other Revenues	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of other operating income [text block]

6  Other revenues

The following table presents Other revenues by category for the year ended  December 31, 2025, 2024 and 2023 (in thousands).

	Year Ended December 31,
	2025	2024	2023
Transaction fee income(i)	$3,424	$2,203	$445
Subscription and services revenue(ii)	155,517	59,764	14,896
Total Other revenues(iii)	$158,941	$61,967	$15,341

(i)	For the year ended December 31, 2025, 2024, and 2023, the Exchange recorded Transaction fee income from peer-to-peer spot trades of $1.8 million, $1.6 million, and $0.1 million, respectively.

(ii)	Includes interest income of $14.8 million, $12.3 million, and $12.0 million for the year ended December 31, 2025, 2024, and 2023, respectively.

(iii)

Includes interest income and other income from non-customers of $65.7 million, $12.3 million, and $12.0 million for the years ended December 31, 2025, 2024, and 2023, respectively. For 2025, $14.8 million relates to interest income (see footnote (ii)), with the remaining $50.9 million representing other income from non-customers. For 2024 and 2023, the amounts relate entirely to interest income.